Insurance Contracts_The Exposure Of Market Risk Arising From Embedded Derivatives Included In Host Insurance Contracts(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Total
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	₩ 986,435	₩ 989,187
Guarantee reserve		7,213	7,373
Variable annuity
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	359,617	461,309
Guarantee reserve		2,688	3,485
Variable universal
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	84,783	97,893
Guarantee reserve		4,129	3,572
Variable saving
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders reserve	[1]	542,035	429,985
Guarantee reserve		₩ 396	₩ 316

[1]	Excluding the amount of the lapsed reserve